SHAREHOLDERS' EQUITY (Schedule of Shares Authorized Under Stock Option Plans by Exercise Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Outstanding
Number outstanding	1,670,000
Weighted average remaining contractual life (years)	3 years 2 months 9 days
Weighted average exercise price	$ 2.44
Exercisable
Number exercisable	1,143,000
Weighted average remaining contractual life (years)	2 years 5 months 19 days
Weighted average exercise price	$ 2.24
0.32-0.56 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 0.32
Exercise price, maximum	$ 0.56
Outstanding
Number outstanding	205,000
Weighted average remaining contractual life (years)	2 years 1 month 2 days
Weighted average exercise price	$ 0.51
Exercisable
Number exercisable	204,000
Weighted average remaining contractual life (years)	2 years 1 month 2 days
Weighted average exercise price	$ 0.51
1.00-1.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 1.0
Exercise price, maximum	$ 1.2
Outstanding
Number outstanding	303,000
Weighted average remaining contractual life (years)	1 year 5 months 5 days
Weighted average exercise price	$ 1.16
Exercisable
Number exercisable	303,000
Weighted average remaining contractual life (years)	1 year 5 months 5 days
Weighted average exercise price	$ 1.16
1.48-1.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 1.48
Exercise price, maximum	$ 1.52
Outstanding
Number outstanding	169,000
Weighted average remaining contractual life (years)	3 years 29 days
Weighted average exercise price	$ 1.48
Exercisable
Number exercisable	152,000
Weighted average remaining contractual life (years)	3 years 26 days
Weighted average exercise price	$ 1.48
1.96-2.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 1.96
Exercise price, maximum	$ 2.32
Outstanding
Number outstanding	114,000
Weighted average remaining contractual life (years)	1 year 2 months 19 days
Weighted average exercise price	$ 2.15
Exercisable
Number exercisable	112,000
Weighted average remaining contractual life (years)	1 year 2 months 9 days
Weighted average exercise price	$ 2.15
2.6-2.76 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 2.6
Exercise price, maximum	$ 2.76
Outstanding
Number outstanding	201,000
Weighted average remaining contractual life (years)	4 years 8 months 16 days
Weighted average exercise price	$ 2.61
Exercisable
Number exercisable	84,000
Weighted average remaining contractual life (years)	4 years 8 months 16 days
Weighted average exercise price	$ 2.61
2.8-3.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 2.8
Exercise price, maximum	$ 3.44
Outstanding
Number outstanding	567,000
Weighted average remaining contractual life (years)	4 years 8 months 20 days
Weighted average exercise price	$ 2.94
Exercisable
Number exercisable	182,000
Weighted average remaining contractual life (years)	4 years 5 months 16 days
Weighted average exercise price	$ 2.92
7.68-8.76 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 7.68
Exercise price, maximum	$ 8.76
Outstanding
Number outstanding	76,000
Weighted average remaining contractual life (years)	1 year 7 months 13 days
Weighted average exercise price	$ 7.83
Exercisable
Number exercisable	70,000
Weighted average remaining contractual life (years)	1 year 3 months
Weighted average exercise price	$ 7.83
9.68-9.84 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 9.68
Exercise price, maximum	$ 9.84
Outstanding
Number outstanding	35,000
Weighted average remaining contractual life (years)	1 year 8 months 12 days
Weighted average exercise price	$ 9.79
Exercisable
Number exercisable	35,000
Weighted average remaining contractual life (years)	1 year 8 months 12 days
Weighted average exercise price	$ 9.79